united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

INVESTMENT COMPANY ACT FILE NUMBER 811-22417

DESTRA INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

443 NORTH WILLSON AVE.

BOZEMAN, MT 59715

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)             (ZIP CODE)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 855-3434

DATE OF FISCALYEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: MARCH 31, 2025

Item 1. Reports to Stockholders.

(a)

Destra Flaherty & Crumrine Preferred and Income Fund

Class A (DPIAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.47%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$244,827,742
  Number of Portfolio Holdings225
  Advisory Fee $955,411
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 77.4%
Utilities 13.7%
Energy 3.6%
Communications 1.6%
Consumer Staples 1.4%
Money Market Funds 0.7%
Consumer Discretionary 0.6%
Health Care 0.2%
Materials 0.2%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class A (DPIAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPIAX

Destra Flaherty & Crumrine Preferred and Income Fund

Class C (DPICX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.22%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$244,827,742
  Number of Portfolio Holdings225
  Advisory Fee $955,411
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class C (DPICX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPICX

Destra Flaherty & Crumrine Preferred and Income Fund

Class I (DPIIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.22%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$244,827,742
  Number of Portfolio Holdings225
  Advisory Fee $955,411
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class I (DPIIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DPIIX

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund

Semi-Annual Financial Statements

and

Additional Information

(Form N-CSR Items 7-11)

March 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 72.4%
	BANKS – 28.7%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$547,688
12,600	Bank of New York Mellon Corporation (The), 6.150% to 03/20/30 then USD 5 Year Tsy + 2.161%, Series K(2)	Baa1	321,300
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	985,809
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	296,073
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,532,585
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,394,335
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	629,865
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	909,684
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	912,848
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,266,040
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,251,328
25,700	Citizens Financial Group, Inc., 7.375%, Series H(2)	Baa3	663,831
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	500,577
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M (1)(2)	BBB+(3)	427,614
5,230,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Ba1	5,210,042
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	243,750
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	939,060
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	693,000
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	436,995
165,623	Flagstar Financial Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	B3	3,921,953
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,551,468
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	627,643
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	400,639
320,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2)	Ba1	337,860
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,177,186
2,500,000	7.560% to 02/10/30 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,509,300
925,000	7.186% to 02/10/30 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	927,942
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	342,483
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,044,176
34,400	6.876% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	880,640
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	490,107
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	3,647,257
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	595,450
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,089,225
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	618,008
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,323,021
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	357,000

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	$455,488
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,148,231
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	620,093
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,811,598
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,138,515
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,235,680
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	719,356
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	810,980
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,115,892
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,244,102
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	621,314
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,094,820
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month CME Term SOFR + 4.112%, Series A(2)	BB-(3)	747,094
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	152,927
2,022	8.139%, 3-Month CME Term SOFR + 3.840%, Series B(2)(8)	BB-(3)	48,831
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	329,672
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	809,090
750,000	5.875% to 06/15/25 Series U(2)	Baa2	749,970
3,340,000	6.850% to 09/15/29 then USD 5 Year Tsy + 2.767%, Series FF(2)	Baa2	3,474,878
267	7.500%, Series L(2)(5)	Baa2	320,614
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2)	Baa2	1,918,486
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,088,208
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	283,026
48,500	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(6)	1,230,445
			70,173,092
	FINANCIAL SERVICES – 3.3%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa2	450,129
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	436,971
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	877,695
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	508,801
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,138,747
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	690,120
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,122,300
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	797,739
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	694,087
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	312,947
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	590,156
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	306,774
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	112,350
			8,038,816

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE – 18.6%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	A3	$1,370,215
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,555,209
24,260	American National Group, Inc., 6.625% to 09/01/25 then USD 5 Year Tsy + 6.297%, Series B(2)	BB+(3)	607,956
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	484,500
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	430,920
147,374	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	3,585,609
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	691,762
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	692,620
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	283,500
620,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	617,512
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A	Ba1	545,959
131,885	Delphi Financial Group, Inc., 7.775%, 3-Month CME Term SOFR + 3.452%, 05/15/37(8)	BBB(3)	3,214,697
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	654,682
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	946,136
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	836,238
	Equitable Holdings, Inc.
125,000	4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	124,829
500,000	6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	498,075
196,000	Everest Reinsurance Holdings, Inc., 6.970%, 3-Month CME Term SOFR + 2.647%, 05/15/37(8)	Baa2	190,979
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	465,112
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64(1)	NR(4)	467,303
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,320,209
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	608,553
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	329,000
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	875,550
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	794,688
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	8,015,523
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	422,940
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	430,836
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,897,848
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,107,143
23,498	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	403,461
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,748,898
2,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	2,725,226
235,000	Reinsurance Group of America, Inc., 6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	231,335

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	$1,182,563
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,160,408
			45,517,994
	UTILITIES – 13.7%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	702,856
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022 -B	BB+(3)	1,429,678
40,895	8.582%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(8)	BB+(3)	1,030,554
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	528,555
	American Electric Power., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,015,660
865,000	6.950% to 12/15/34 then USD 5 Year Tsy + 2.675%, 12/15/54, Series B	Baa3	884,274
2,465,000	CenterPoint Energy, Inc., 6.850% to 02/15/35 then USD 5 Year Tsy + 2.946%, 02/15/55, Series B	Baa3	2,473,152
370,000	CMS Energy Corporation, 6.500% to 06/01/35 then USD 5 Year Tsy + 1.961%, 06/01/55	Baa3	361,787
	Dominion Energy, Inc.
725,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	705,295
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	861,975
1,170,000	7.000% to 06/01/34 then USD 5 Year Tsy + 2.511%, 06/01/54, Series B	Baa3	1,232,659
885,000	Duke Energy Corp., 6.450% to 09/01/34 then USD 5 Year Tsy + 2.588%, 09/01/54	Baa3	888,381
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,607,559
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	467,390
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016 -A	Ba2	2,828,567
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	974,117
1,025,000	EUSHI Finance, Inc., 7.625% to 12/19/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,069,091
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	660,600
370,000	Exelon Corporation 6.500% to 03/15/35 then USD 5 Year Tsy + 1.975%, 03/15/55	Baa3	368,923
187,000	Nevada Power Company, 6.250% to 05/15/30 then USD 5 Year Tsy + 1.936%, 05/15/55	Baa2	185,963
	NextEra Energy Capital Holdings, Inc.
630,000	6.375% to 08/15/30 then USD 5 Year Tsy + 2.053%, 08/15/55, Series S	Baa2	632,174
355,000	6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	359,724
790,000	6.750% to 06/15/34 then USD 5 Year Tsy + 2.475%, 06/15/54, Series R	Baa2	808,782
	NiSource, Inc.
300,000	6.375% to 03/31/35 then USD 5 Year Tsy + 2.527%, 03/31/55	Baa3	296,981
525,000	6.950% to 11/30/29 then USD 5 Year Tsy + 2.451%, 11/30/54	Baa3	533,516
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	591,464
16,405	SCE Trust IV, 5.375% to 09/15/25 then 3-Month CME Term SOFR + 3.394%, Series J(2)	Baa3	364,847
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,788,834
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	669,022
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	448,500
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	465,555

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	$1,365,956
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,289,572
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	589,973
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,560,087
320,000	Southern Company (The), 6.375% to 03/15/35 then USD 5 Year Tsy + 2.069%, 03/15/55, Series 2025B	Baa2	329,078
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	177,388
			33,548,489
	ENERGY – 3.7%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	329,283
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,237,034
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,504,961
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	800,339
1,387,000	Energy Transfer LP, 7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,405,128
505,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55(1)	Ba1	510,881
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Ba1	1,999,553
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,343,528
			9,130,707
	COMMUNICATIONS – 1.3%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55	Baa3	742,399
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,679,698
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	557,078
225,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	232,109
			3,211,284
	REITS – 1.7%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,430,626
10,859	6.375%, Series D(2)	NR(4)	191,336
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,670,099
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	564,460
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	356,551
			4,213,072
	MISCELLANEOUS – 1.4%
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	595,668
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,944,940
			3,540,608
	TOTAL PREFERRED SECURITIES (Cost $181,586,901)		177,374,062

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 25.2%
	BANKS – 25.2%
1,407,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	$1,428,654
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,527,194
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,088,274
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	672,164
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	884,345
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	638,657
625,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba2	621,847
	Banco Santander SA
10,400,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	9,993,892
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	832,947
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	460,450
	Bank of Montreal
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	354,131
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	682,833
	Bank of Nova Scotia
3,350,000	4.900% to 06/04/25 then USD 5 Year Tsy + 4.551%(2)	Baa3	3,334,092
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	584,006
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,048,528
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	361,433
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	598,578
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	392,697
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	599,089
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	577,969
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	366,834
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,013,803
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	721,745
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	789,820
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,965,694
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	539,366
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	408,792
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	509,004
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	396,519
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,343,235
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	323,680
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	853,241
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	539,381
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,164,664
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,343,389

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	$1,911,269
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,413,591
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	297,047
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	210,486
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	1,047,059
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	682,320
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	874,372
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	791,077
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	243,930
750,000	8.000% to 09/29/25 then 13.873%(1)(2)	Ba2	754,643
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,755,678
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	739,674
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	354,152
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,982,930
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84 Series 4	Baa2	347,636
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	515,283
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	778,185

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $62,305,266)		61,660,279

	CORPORATE DEBT SECURITIES – 1.1%
	BANKS – 0.6%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	355,074
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	561,115
500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	509,080
			1,425,269
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	451,514

	COMMUNICATIONS – 0.3%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa2	204,219
36,585	6.750%, 06/15/57	Caa2	610,969
			815,188
	TOTAL CORPORATE DEBT SECURITIES (cost $3,087,952)		2,691,971

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUND – 0.7%
1,743,893	Fidelity Investments Money Market Treasury Portfolio – Class I, 4.20%(7)		$1,743,893

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,743,893)		1,743,893

	TOTAL INVESTMENTS – 99.4% (Cost $248,724,012)		$243,470,205
	Other Assets In Excess Of Liabilities – 0.6%		1,357,537
	TOTAL NET ASSETS – 100.0%		$244,827,742

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At March 31, 2025, the total value of these securities is $57,984,150, representing 23.7% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The rate is the annualized seven-day yield as of March 31, 2025.
(8)	The interest rate shown reflects the rate in effect as of March 31, 2025.

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2025 (unaudited)

Summary by Country	Value	% of Net Assets
Australia	$1,428,654	0.6%
Bermuda	2,670,335	1.1
Canada	23,462,383	9.6
France	13,935,067	5.7
Germany	396,519	0.1
Ireland	1,314,666	0.5
Mexico	3,394,981	1.4
Netherlands	2,343,390	1.0
Spain	14,902,757	6.1
Switzerland	1,293,468	0.5
United Kingdom	15,577,580	6.4
United States	162,750,406	66.4
Total Investments	243,470,205	99.4
Other Assets in Excess of Liabilities	1,357,537	0.6
Net Assets	$244,827,742	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2025. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$26,588,775	$43,584,317	$—	$70,173,093
Financial Services	927,924	7,110,891	—	8,038,815
Insurance	11,865,593	33,652,401	—	45,517,994
Utilities	5,767,313	27,781,176	—	33,548,489
Energy	—	9,130,707	—	9,130,707
Communications	—	3,211,284	—	3,211,284
Miscellaneous	—	3,540,608	—	3,540,608
REITS	4,213,072	—	—	4,213,072
Contingent Capital Securities
Banks	—	61,660,279	—	61,660,279
Corporate Debt Securities
Banks	355,075	1,070,194	—	1,425,269
Communications	815,188	—	—	815,188
Insurance	—	451,514	—	451,514
Short-Term Investments
Money Market Fund	1,743,893	—	—	1,743,893
Total Investments in Securities	$52,276,833	$191,193,372	$—	$243,470,205

During the six months ended March 31, 2025, there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Assets and Liabilities
As of March 31, 2025 (unaudited)

Assets:
Investments, at value (cost $248,724,012)	$243,470,205
Receivables:
Interest	1,984,817
Dividends	133,192
Fund shares sold	46,392
Prepaid expenses	88,561
Total assets	245,723,167

Liabilities:
Payables:
Investments purchased	440,000
Management fees, net (see note 3)	157,086
Capital shares redeemed	117,681
Transfer agency fees and expenses	84,007
Accounting and administration fees	40,359
Distribution fees	17,129
Custody fees	14,845
Professional fees	9,398
Accrued other expenses	14,920
Total liabilities	895,425

Net assets	$244,827,742

Composition of net assets:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$267,601,133
Total distributable earnings	(22,773,391)
Net assets	$244,827,742

Net assets:
Class I	$201,176,170
Class A	31,652,378
Class C	11,999,194
Shares outstanding:
Class I	12,051,744
Class A	1,886,893
Class C	711,113
Net asset value per share:
Class I	$16.69
Class A	16.77
Maximum offering price per share(1)	17.56
Class C	16.87

(1)	Includes a sales charge of 4.50%

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statement of Operations
For the Six Months Ended March 31, 2025 (unaudited)

Investment Income:
Dividend income	$1,887,023
Interest income	5,937,438
Total investment income	7,824,461

Expenses:
Management fees (see note 3)	930,250
Transfer agent fees and expenses	180,293
Accounting and administration fees	103,504
Professional fees	87,259
Distribution fees Class C (see note 4)	65,580
Distribution fees Class A (see note 4)	40,315
Trustee fees (see note 9)	35,830
Registration fees	33,901
Chief financial officer fees (see note 9)	32,877
Chief compliance officer fees (see note 9)	23,814
Custody fees	18,610
Shareholder reporting fees	16,423
Insurance expense	15,014
Interest expense	690
Other expenses	5,764
Total expenses	1,590,124
Contractual expenses recaptured by adviser (see note 3)	25,161
Net expenses	1,615,285
Net investment income	6,209,176

Net realized and unrealized gain (loss):
Net realized loss on:
Investments	(100,832)
Net change in unrealized depreciation on:
Investments	(2,553,169)
Net realized and unrealized loss	(2,654,001)
Net increase in net assets resulting from operations	$3,555,175

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
	(Unaudited)
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,209,176	$11,139,787
Net realized loss	(100,832)	(1,299,610)
Net change in unrealized appreciation (depreciation)	(2,553,169)	26,417,391
Net increase in net assets resulting from operations	3,555,175	36,257,568

Distributions to shareholders:
Class I	(5,043,790)	(9,000,751)
Class A	(762,193)	(1,395,740)
Class C	(252,837)	(734,475)
Total distributions to shareholders	(6,058,820)	(11,130,966)

Capital transactions:
Proceeds from shares sold:
Class I	26,929,740	82,342,024
Class A	4,951,138	10,805,361
Class C	148,332	535,943
Reinvestment of distributions:
Class I	4,062,757	7,081,668
Class A	708,988	1,277,706
Class C	213,930	592,737
Cost of shares redeemed:
Class I	(33,532,142)	(60,379,535)
Class A	(5,870,804)	(8,863,504)
Class C	(2,524,012)	(7,620,937)
Net increase (decrease) in net assets from capital transactions	(4,912,073)	25,771,463
Total increase (decrease) in net assets	(7,415,718)	50,898,065

Net assets:
Beginning of year/period	252,243,460	201,345,395
End of year/period	$244,827,742	$252,243,460

Capital share transactions:
Shares sold:
Class I	1,599,957	5,102,790
Class A	292,662	669,135
Class C	8,745	32,566
Shares reinvested:
Class I	242,278	442,725
Class A	42,080	79,493
Class C	12,622	36,771
Shares redeemed:
Class I	(1,994,746)	(3,812,853)
Class A	(347,437)	(556,348)
Class C	(148,758)	(464,551)
Net increase (decrease) from capital share transactions	(292,597)	1,529,728

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

										Ratios to average net assets(1)
Period Ending March 31,	Net asset value beginning of period	Net investment income(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value end of period	Total return(3),(4)	Gross expenses	Net expenses		Net investment income	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2025(5)	$16.86	$0.43	$(0.18)	$0.25	$(0.42)	$—	$(0.42)	$—	$16.69	1.50%	1.20%	1.22	%(6)	5.09%	$201,176	7%
2024	14.99	0.85	1.87	2.72	(0.85)	—	(0.85)	—	16.86	18.57	1.26	1.25		5.31	205,776	17
2023	15.60	0.82	(0.58)	0.24	(0.85)	—	(0.85)	—	14.99	1.53	1.24	1.24		5.31	156,961	12
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	—	(0.79)	—	15.60	(14.19)	1.20	1.20		4.43	175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	—	(0.77)	—	19.03	10.92	1.14	1.14		4.20	255,392	15
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	—	17.87	2.22	1.17	1.17		4.61	217,420	19
Class A
2025(5)	16.94	0.41	(0.18)	0.23	(0.40)	—	(0.40)	—	16.77	1.37	1.45	1.47	(6)	4.85	31,652	7
2024	15.06	0.81	1.88	2.69	(0.81)	—	(0.81)	—	16.94	18.26	1.51	1.50		5.06	32,182	17
2023	15.67	0.79	(0.59)	0.20	(0.81)	—	(0.81)	—	15.06	1.28	1.49	1.49		5.06	25,709	12
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	—	(0.75)	—	15.67	(14.40)	1.45	1.45		4.21	27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	—	(0.72)	—	19.11	10.66	1.39	1.39		3.96	33,941	15
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	—	17.94	1.96	1.42	1.42		4.34	34,444	19
Class C
2025(5)	17.04	0.34	(0.18)	0.16	(0.33)	—	(0.33)	—	16.87	0.97	2.20	2.22	(6)	4.07	11,999	7
2024	15.14	0.69	1.89	2.58	(0.68)	—	(0.68)	—	17.04	17.40	2.26	2.25		4.31	14,286	17
2023	15.74	0.67	(0.58)	0.09	(0.69)	—	(0.69)	—	15.14	0.57	2.24	2.24		4.29	18,676	12
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	—	(0.61)	—	15.74	(15.08)	2.20	2.20		3.46	25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	—	(0.58)	—	19.20	9.85	2.14	2.14		3.21	31,966	15
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	—	18.02	1.20	2.17	2.17		3.60	29,634	19

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	Not annualized for periods less than one year.
(5)	For the six months ended March 31, 2025 (Unaudited).
(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements
March 31, 2025 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2025, the Trust consists of the Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”), which commenced operations on April 12, 2011. The Fund’s investment objective is to seek total return with an emphasis on high current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets. The Fund has retained Flaherty & Crumrine Incorporated (“Flaherty” or the “Sub-Adviser”) to serve as its investment sub-adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company under U.S. GAAP and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

The Board has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investment for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated DFC Preferred Advisors LLC (the “Adviser”), the investment adviser to the Fund, as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of the Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

ASC 820 defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by the valuation designee. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value (“NAV”), the Fund values these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. The Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders monthly. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

(h) Recent Accounting Pronouncements

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

Subject to the oversight of the Trust’s Board, the Adviser is responsible for managing the investment and reinvestment of the assets of the Fund in accordance with the Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Fund paid management fees totaling $930,250 to the Adviser for the six months ended March 31, 2025.

The Trust and Adviser have entered into an expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 31, 2035, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the six months ended March 31, 2025, the Advisor recaptured $25,161 of previously waived fees and has $0 remaining waived fees to recapture. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

Sub-Advisory Agreements

Flaherty serves as the investment sub-adviser to the Fund. The Adviser has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty in an amount equal to one half of the net management fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund.

Other Service Providers

UMB Fund Services, Inc. (“UMBFS”) served as the Fund’s Administrator, Accounting Agent, and Transfer Agent through October 20, 2024. Effective October 21, 2024, Ultimus Fund Solutions, LLC replaced UMBFS as the Fund’s administrator, accountant, and transfer agent. UMB Bank, N.A., serves as the Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A Shares and Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 1.00% of the average daily net assets of the Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Fund is authorized to make payments to Destra Capital Investments, LLC, the Fund’s distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

5. FEDERAL TAX INFORMATION

The Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then).

The Fund has no examinations in progress during the six months ended March 31, 2025. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2025. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At March 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$247,973,374
Gross unrealized appreciation	2,910,307
Gross unrealized depreciation	(7,413,476)
Net unrealized appreciation (depreciation)	$(4,503,169)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2024, the Fund did not have any reclassifications.

As of September 30, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$116,152
Undistributed long-term capital gains	—
Tax distributable earnings	116,152
Accumulated capital and other losses	(18,435,809)
Temporary book and tax differences	—
Unrealized appreciation (depreciation) on investments	(1,950,090)
Total distributable earnings	$(20,269,746)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st, may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2024, the Fund had qualified post-October losses of $859,236.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

The tax character of distributions paid during the years ended September 30, 2024 and 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,130,966	$11,554,338
Net long-term capital gains	—	—
Total distributions paid	$11,130,966	$11,554,338

At September 30, 2024, the Fund had accumulated non-expiring capital loss carry forwards as follows:

Short-term	$2,029,637
Long-term	15,546,936
Total	$17,576,573

To the extent that the Fund may realize future net capital gains, those gains will be offset by any unused non-expiring capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

Purchases	Sales
$18,964,822	$17,737,031

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Fund’s Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Fund’s Prospectus. For the six months ended March 31, 2025, the total CDSC received by affiliates in the Fund amounted to $355.

For the six months ended March 31, 2025, various broker dealers received $11,932 of sales charges from Shares Sold of the Fund. Sales charges from Shares sold of the Fund received by affiliates amounted to $1,674.

8. REPURCHASE AGREEMENTS

During the six months ended March 31, 2025, the Fund entered into a Master Repurchase Agreement (the “MRA”) with UMB Bank, N.A., (“UMB Bank”), which provides that UMB Bank may from time to time, purchase certain assets from the Fund and the Fund agrees to repurchase such assets back pursuant to the MRA. Additionally, the Fund and UMB Bank have entered into a related Committed Repurchase Agreement (the “CRA” and together with the MRA, the “Agreements”), effective on December 5, 2024, and effective for one-year rolling terms. The MRA gives the Fund the right to demand that UMB Bank enter into certain repurchase transactions during the then-effective term of the CRA, pursuant to the terms of the Agreements. During the six months ended March 31, 2025, there were no transactions consummated under the Agreements.

9. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk — The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Concentration Risk — The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Contingent Capital Securities Risk — Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Convertible Securities Risk — Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk — Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors holding securities denominated in non-U.S. currencies while a weak U.S. dollar will increase those returns.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence, could increase the effectiveness of cyberattacks and exacerbate the risks.

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

Financial Services Companies Risk — Financial services companies are especially susceptible to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund. Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by events such as man-made and natural disasters (including weather catastrophe and terrorism). Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including inadequate reserve funds to pay claims and the inability to collect from the insurance companies which insure insurance companies, so-called reinsurance carriers.

Foreign Custody Risk — The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund.

High-Yield Securities Risk — High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. In general, high-yield securities may have a greater risk of default than other types of securities.

Income Risk — The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk — Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. If interest rates rise — in particular, if long-term interest rates rise — the prices of fixed-rate securities held by the Fund will fall. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

LIBOR Risk — Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. The 1-, 3- and 6-month U.S. dollar LIBOR settings continued to be published using a synthetic methodology until September 2024. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Non-Investment-Grade Securities Risk — Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Non-U.S. Investments Risk — The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Reverse repurchase agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities. Reverse repurchase agreements may be classified as derivatives. The Fund is not subject to the full requirements of Rule 18f-4 under the 1940 Act as a “limited derivatives user,” as defined in Rule 18f-4,

Destra Flaherty & Crumrine Preferred and Income Fund
Notes to Financial Statements (continued)
March 31, 2025 (unaudited)

and maintains a maximum derivatives exposure of 10% of its net assets. In accordance with Rule 18f-4, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions are subject to the Fund’s fundamental policy regarding borrowings. The use of derivatives generally is also subject to the operational risks including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risks including the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

10. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers. Certain officers are officers of Destra.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund in the Destra Fund Complex pays a portion of these fees on a pro-rata basis according to each Fund’s average net assets. Chief financial officer and chief compliance officer fees paid by the Trust for the six months ended March 31, 2025, are disclosed in the Statement of Operations.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On April 29, 2025, the Fund paid a distribution of $0.0616 per Class A Share, $0.0650 per Class I Share and $0.0508 per Class C Share to shareholders of record on April 28, 2025.

Destra Flaherty & Crumrine Preferred and Income Fund
Approval of Investment Management Agreements
March 31, 2025 (unaudited)

Renewal of Preferred & Income Fund Advisory and Sub-Advisory Agreement

At a meeting held on November 13, 2024, the Board of Trustees of Destra Investment Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement (the “Preferred & Income Advisory Agreement”) between DFC Preferred Advisors LLC (“DFC”) and the Trust with respect to the Destra Flaherty Preferred and Income Fund (the “Preferred and Income Fund”) and the Sub-Advisory Agreement between the Trust, on behalf of the Preferred and Income Fund, Flaherty & Crumrine Incorporated (the “Flaherty”), and DFC (together with the Preferred & Income Advisory Agreement, the “Flaherty Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Flaherty Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Flaherty Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Flaherty Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Flaherty Advisory Agreements.

In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by DFC and Flaherty to the Fund under the Flaherty Advisory Agreements, including the selection of the Fund’s investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by DFC and Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of DFC and Flaherty who provide the investment advisory and/or administrative services to the Fund. The Board determined that DFC’s key personnel and Flaherty’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both DFC’s and Flaherty’s respective compliance policies and procedures including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board reviewed the performance of the Fund over the one-year, three-year, five-year, and ten-year periods ended September 30, 2024, as compared to a peer group of funds with similar investment strategies. The Board noted that except for the ten-year period, during which the Fund outperformed its peer group median, the Fund had underperformed over all periods but were within an acceptable range of the peer group median over such periods. The Board also considered information related to the manner in which the peer group was selected, and additional performance information from Flaherty. The Board further discussed the Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total net expense ratio of the Fund. The Board compared the advisory fee and total net expense ratio for the Fund as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the respective peer group medians. The Board concluded that the advisory fees paid to DFC and Flaherty were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by DFC and Flaherty regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Fund. With respect to DFC, the Board noted that DFC does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to Flaherty,

Destra Flaherty & Crumrine Preferred and Income Fund
Approval of Investment Management Agreements (continued)
March 31, 2025 (unaudited)

the Board concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Flaherty’s other clients employing a comparable strategy to the Fund were not indicative of any unreasonableness with respect to the sub-advisory fee payable by the Adviser.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management under the applicable Flaherty Advisory Agreement. The Board determined that, based on the Fund’s current assets and projections for future growth in such assets, neither DFC nor Flaherty is currently experiencing economies of scale with respect to the Fund at this time.

Profitability

The Board discussed the information related to DFC’s retrospective profitability analysis for 2023 and projected profitability analysis for 2024, from its management of the Fund as well as Flaherty’s retrospective profitability analysis for 2023 and projected profitability analysis for 2024. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of DFC and Flaherty was not unreasonable.

Other Benefits

The Board also considered other benefits potentially received by DFC and Flaherty from their management of the Fund, including, with respect to DFC, selling and servicing other open-end or closed-end funds in parallel with the Fund, cross-selling opportunities to existing clients, and efficiencies in marketing the Fund alongside DFC’s other product offerings. With respect to Flaherty, the Board considered that Flaherty may benefit from marketing opportunities for Flaherty’s other products. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Flaherty Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning DFC, Flaherty and the Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the renewals of the Flaherty Advisory Agreements.

Destra Flaherty & Crumrine Preferred and Income Fund
Additional Information
March 31, 2025 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2024, the Fund had 57.96% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2024, the Fund had 95.86%, of dividends paid from net investment income designated as qualified dividend income.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is included in the Notes to Financials in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT.

This information is included in approval of investment advisory agreement in Item 7.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Additional Information in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Additional Information in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By	(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	06/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	06/06/2025

By	(Signature and Title)
/s/ Derek Mullins
Derek Mullins, Treasurer/Principal Financial Officer

Date	06/06/2025